Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Taxation
Loss before income tax expense	¥ (5,297,714)	$ (811,912)	¥ (11,287,764)	¥ (9,616,935)
Income tax expense computed at PRC statutory income tax rate of 25%	(1,324,429)		(2,821,941)	(2,404,234)
Non-deductible expenses	47,151		58,374	96,684
Foreign tax rates differential	(81,668)		107,617	167,180
Additional 75% tax deduction for qualified research and development expenses	(36,775)		(22,630)	(216,993)
Tax exempted interest income			(3,093)	(10,377)
Non-taxable offshore income	(523,276)
US tax credits	(21,633)		(72,448)	(42,781)
Prior year adjustments	(4,324)		(16,259)	(1,422)
Tax benefit contributed by Non-controlling interest	1,241		2,285
Tax benefit not utilized	1,950,081		2,775,983	2,433,987
Income tax expense	¥ 6,368	$ 976	¥ 7,888	¥ 22,044